Form N-1A Supplement	Aug. 01, 2025
DF Dent Premier Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

DF DENT PREMIER GROWTH FUND (the “Fund”)

Supplement dated August 1, 2025 to the Prospectus (“Prospectus”) dated November 1, 2024

Effective July 25, 2025, Mr. Gary D. Mitchell is no longer a portfolio manager of the Fund. Accordingly, all references in the Prospectus to Mr. Mitchell are deleted as of July 25, 2025.

For more information, please contact a Fund customer service representative toll free at

(866) 233-3368.

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PLEASE RETAIN FOR FUTURE REFERENCE.